Prepayments and Other Assets (Details) ¥ in Thousands			6 Months Ended		12 Months Ended
	Apr. 20, 2020 CNY (¥)	Oct. 22, 2018 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Prepayments And Other Assets [Line Items]
Principal amount			$ 2,740,000	¥ 20,000
Annual interest rate	3.50%
Interest					$ 410,000		$ 350,000			¥ 2,980	¥ 2,500
Prepayment principal and interest amount			$ 9,900,000						¥ 71,200
Jiangsu Qionghua Group Co Ltd [Member]
Prepayments And Other Assets [Line Items]
Principal amount					$ 1,370,000	¥ 10,000	$ 706,125	¥ 5,000
Purchase agreement	¥ 85,000
Touqiao Town [Member]
Prepayments And Other Assets [Line Items]
Payment for settlement		¥ 50,000
Yangzhou City [Member]
Prepayments And Other Assets [Line Items]
Payment for settlement		¥ 60,000